Calvert
VP Volatility Managed Moderate Growth Portfolio
September 30, 2020
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 92.0%

Security	Shares	Value
Equity Exchange-Traded Funds — 61.7%
Financial Select Sector SPDR Fund(1)	50,000	$ 1,203,500
iShares Core S&P Mid-Cap ETF	17,000	3,150,270
iShares Russell 2000 ETF(1)	18,000	2,696,220
iShares S&P 500 Growth ETF	24,000	5,545,920
iShares S&P 500 Value ETF	41,000	4,610,450
iShares S&P Mid-Cap 400 Value ETF	3,000	404,580
Vanguard FTSE Developed Markets ETF	240,000	9,816,000
Vanguard FTSE Emerging Markets ETF	34,000	1,470,160
Vanguard REIT ETF(1)	30,000	2,368,800
Vanguard S&P 500 ETF	63,000	19,381,950
		$50,647,850
Fixed-Income Exchange-Traded Funds — 30.3%
iShares Core U.S. Aggregate Bond ETF	136,000	$16,056,160
Vanguard Total Bond Market ETF	100,000	8,822,000
		$24,878,160
Total Exchange-Traded Funds (identified cost $59,907,183)		$75,526,010

Short-Term Investments — 6.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(2)	5,688,077	$ 5,688,645
Total Short-Term Investments (identified cost $5,688,518)		$ 5,688,645
Total Investments — 98.9% (identified cost $65,595,701)		$81,214,655
Other Assets, Less Liabilities — 1.1%		$ 913,196
Net Assets — 100.0%		$82,127,851

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $5,979,577 and the total market value of the collateral received by the Fund was $6,077,505, comprised of U.S. government and/or agencies securities.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	(20)	Short	12/18/20	$(1,504,400)	$(20,833)
E-mini S&P 500 Index	(39)	Short	12/18/20	(6,536,400)	(84,869)
E-mini S&P MidCap 400 Index	(5)	Short	12/18/20	(927,950)	(1,839)
MSCI EAFE Index	(27)	Short	12/18/20	(2,501,820)	31,490
					$(76,051)
During the fiscal year to date ended September 30, 2020, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At September 30, 2020, the value of the Fund’s investment in affiliated funds was $5,688,645, which represents 6.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:
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Calvert
VP Volatility Managed Moderate Growth Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$ 13,372,855	$ (7,684,957)	$ 620	$127	$5,688,645	$2,917	5,688,077
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$75,526,010	$—	$—	$75,526,010
Short-Term Investments	—	5,688,645	—	5,688,645
Total Investments	$75,526,010	$5,688,645	$ —	$81,214,655
Futures Contracts	$31,490	$ —	$ —	$31,490
Total	$75,557,500	$5,688,645	$ —	$81,246,145
Liability Description
Futures Contracts	$(107,541)	$ —	$ —	$(107,541)
Total	$(107,541)	$ —	$ —	$(107,541)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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